Restatement of Previously Issued Financial Statements (Details) - Schedule of statements of balance sheet - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Jun. 18, 2020	Jun. 04, 2020
Balance Sheet
Total assets	$ 345,226,594		$ 346,569,722
Liabilities, redeemable non-controlling interest, and stockholders' equity
Total current liabilities	679,968		292,647
Derivative warrant liabilities	31,739,669		40,685,669
Total liabilities	44,494,637		53,053,316
Stockholders' Equity:
Preferred stock 0 $0.0001 par value	0		0
Class A common stock - $0.0001 par value	493		565
Additional paid-in capital	15,158,534		22,374,012
Accumulated deficit	(10,159,883)		(17,375,434)
Total stockholders' equity	5,000,007	$ 5,000,008	5,000,006		$ 24,317		$ 0
Total liabilities and stockholders' equity	$ 345,226,594		346,569,722
As Previously Reported
Balance Sheet
Total assets			346,569,722	$ 346,748,913
Liabilities, redeemable non-controlling interest, and stockholders' equity
Total current liabilities			292,647	324,077
Deferred underwriting commissions			12,075,000	12,075,000
Total liabilities			12,367,647	12,399,077
Class A common stock, $0.0001 par value; shares subject to possible redemption			329,202,070	329,349,830
Stockholders' Equity:
Preferred stock 0 $0.0001 par value
Class A common stock - $0.0001 par value			158	157
Class B common stock - $0.0001 par value			863	863
Additional paid-in capital			5,223,769	5,076,010
Accumulated deficit			(224,785)	(77,024)
Total stockholders' equity			5,000,005	5,000,006
Total liabilities and stockholders' equity			346,569,722	346,748,913
Restatement Adjustment
Liabilities, redeemable non-controlling interest, and stockholders' equity
Derivative warrant liabilities			40,685,669	28,942,335
Total liabilities			40,685,669	28,942,335
Class A common stock, $0.0001 par value; shares subject to possible redemption			(40,685,670)	(28,942,330)
Stockholders' Equity:
Preferred stock 0 $0.0001 par value
Class A common stock - $0.0001 par value			407	289
Additional paid-in capital			17,150,243	5,407,021
Accumulated deficit			(17,150,649)	(5,407,315)
Total stockholders' equity			1	(5)
As Restated
Balance Sheet
Total assets			346,569,722	346,748,913
Liabilities, redeemable non-controlling interest, and stockholders' equity
Total current liabilities			292,647	324,077
Deferred underwriting commissions			12,075,000	12,075,000
Derivative warrant liabilities			40,685,669	28,942,335
Total liabilities			53,053,316	41,341,412
Class A common stock, $0.0001 par value; shares subject to possible redemption			288,516,400	300,407,500
Stockholders' Equity:
Preferred stock 0 $0.0001 par value
Class A common stock - $0.0001 par value			565	446
Class B common stock - $0.0001 par value			863	863
Additional paid-in capital			22,374,012	10,483,031
Accumulated deficit			(17,375,434)	(5,484,339)
Total stockholders' equity			5,000,006	5,000,001
Total liabilities and stockholders' equity			$ 346,569,722	$ 346,748,913